Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	519,502,436.01	26,925
Yield Supplement Overcollateralization Amount 06/30/17	19,588,959.08	0
Receivables Balance 06/30/17	539,091,395.09	26,925
Principal Payments	18,846,916.65	441
Defaulted Receivables	1,537,946.17	75
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	18,588,689.63	0
Pool Balance at 07/31/17	500,117,842.64	26,409

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.47%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	10,303,161.35	474
Past Due 61-90 days	2,542,594.58	117
Past Due 91-120 days	294,861.70	24
Past Due 121+ days	0.00	0
Total	13,140,617.63	615

Total 31+ Delinquent as % Ending Pool Balance	2.63%
Total 61+ Delinquent as % Ending Pool Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	816,545.75
Aggregate Net Losses/(Gains) - July 2017	721,400.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.61%
Prior Net Losses Ratio	1.59%
Second Prior Net Losses Ratio	1.47%
Third Prior Net Losses Ratio	1.47%
Four Month Average	1.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.31%

Overcollateralization Target Amount	22,505,302.92
Actual Overcollateralization	22,505,302.92
Weighted Average APR	3.94%
Weighted Average APR, Yield Adjusted	5.79%
Weighted Average Remaining Term	50.92

Flow of Funds	$ Amount

Collections	21,376,796.74
Investment Earnings on Cash Accounts	16,162.27
Servicing Fee	(449,242.83)
Transfer to Collection Account	0.00
Available Funds	20,943,716.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	663,424.31
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,512,286.67
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,768,005.20

Total Distributions of Available Funds	20,943,716.18

Servicing Fee	449,242.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 07/17/17	496,124,826.39
Principal Paid	18,512,286.67
Note Balance @ 08/15/17	477,612,539.72

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2
Note Balance @ 07/17/17	141,294,826.39
Principal Paid	18,512,286.67
Note Balance @ 08/15/17	122,782,539.72
Note Factor @ 08/15/17	34.8814033%

Class A-3
Note Balance @ 07/17/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	262,000,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-4
Note Balance @ 07/17/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	74,800,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	18,030,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	663,424.31
Total Principal Paid	18,512,286.67
Total Paid	19,175,710.98

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	155,424.31
Principal Paid	18,512,286.67
Total Paid to A-2 Holders	18,667,710.98

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7724745
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.5552399
Total Distribution Amount	22.3277144

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4415463
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	52.5917235
Total A-2 Distribution Amount	53.0332698

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/17/17	2,196,494.13
Investment Earnings	1,624.96
Investment Earnings Paid	(1,624.96)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13